Other Accounts Receivable - Schedule of Other Accounts Receivable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total
Receivables from taxes other than income tax	S/ 48,054	S/ 71,541
Value added tax receivables	54,076	47,167
Claims To Third Parties	212,565	83,054
Other receivables	433,531	454,474
Current
Advances to suppliers	76,200	135,481
Income tax on-account payments	48,052	71,541
VAT credit	43,498	32,903
Guarantee deposits	23,744	16,445
Claims to third parties Current	108,748	38,874
Other current receivables	433,531	454,474
Non-current
Income tax on-account payments	2
VAT credit	10,578	14,264
Other non-current receivables	328,223	273,432
Others [member]
Current
Guarantee deposits	23,235	13,483
Non-current
Guarantee deposits	3,299	3,915
Cumbra Peru S.A. [member]
Total
Receivables from taxes other than income tax	35,599	45,628
Value added tax receivables	12,868	12,963
Current
Income tax on-account payments	35,599	45,628
VAT credit	12,868	12,963
Gross carrying amount [member]
Total
Advances To Suppliers	76,200	135,481
Receivables from taxes other than income tax	48,054	71,541
Value added tax receivables	54,076	47,167
Deposits Not Classified As Cash Equivalents	217,441	189,210
Claims To Third Parties	212,565	83,054
Taxes Receivable	63,003	60,883
Restricted cash and cash equivalents	29,121	16,523
Receivables From Personnel	10,957	2,940
Other receivables	863,804	758,604
Current
Advances to suppliers	76,200	135,481
Income tax on-account payments	48,052	71,541
VAT credit	43,498	32,903
Guarantee deposits	156,123	104,965
Claims to third parties Current	108,748	38,874
Taxes receivable	30,468	30,233
Restricted funds	2,092	1,522
Accounts receivable from personnel	10,957	2,940
Other current receivables	532,157	481,889
Non-current
VAT credit	10,578	14,264
Guarantee deposits	61,318	84,245
Claims to third parties	103,817	44,180
Taxes receivable	32,535	30,650
Restricted funds	27,029	15,001
Other non-current receivables	331,647	276,715
Gross carrying amount [member] | Petroleos Del Peru S. A. Petroperu S.A. [member]
Total
Claims To Third Parties	87,826	80,942
Current
Claims to third parties Current	17,132	17,293
Non-current
Claims to third parties	70,694	63,649
Gross carrying amount [member] | Consorcio Panorama [member]
Total
Claims To Third Parties	25,026	23,491
Non-current
Claims to third parties	25,026	23,491
Gross carrying amount [member] | Others [member]
Total
Other Minors Receivable	10,386	16,574
Current
Other minors, Current	9,738	15,339
Non-current
Other Minor Non Current Receivables	648	1,235
Gross carrying amount [member] | Cumbra Peru S.A. [member]
Total
Receivables From Rental And Sale Of Properties	29,149	30,798
Current
Rental and sale of equipment	29,149	30,798
Accumulated impairment [member]
Total
Other receivables	(102,050)	(30,698)	S/ (25,567)	S/ (1,398)
Current
Other current receivables	(98,626)	(27,415)
Non-current
Other non-current receivables	S/ (3,424)	S/ (3,283)